Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000032270
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Account Value	$ 38,943	$ 29,905	$ 23,885	$ 29,407	$ 20,838	$ 17,174	$ 15,535	$ 13,286	$ 10,964	$ 11,062	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	$ 45,384	$ 34,000	$ 26,749	$ 32,932	$ 23,110	$ 18,746	$ 16,804	$ 13,716	$ 11,390	$ 11,056	$ 10,000